Accounts Receivable and Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivables and Contract Assets

Accounts receivable and contract assets consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	In thousands of USD
Accounts receivables	$1,968	$3,553
Contract assets	292	710
Total	$2,260	$4,263